Property, plant & equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant & equipment
Schedule of changes in the carrying value of the property, plant & equipment

	Land and	Plant and	Right-of-use	Construction
in 000€	buildings	equipment	assets	in progress	Total
Acquisition value
At January 1, 2020	42,893	89,078	21,646	4,414	158,031
Additions	256	2,600	4,567	8,175	15,598
Acquired from business combinations	—	220	24	—	244
Disposals	—	(2,953)	(1,657)	(38)	(4,648)
Transfers	(15)	7,961	(4,010)	(3,886)	50
Currency Translation	(717)	(2,486)	(423)	(26)	(3,652)
At December 31, 2020	42,417	94,420	20,147	8,639	165,623
Additions	462	5,259	2,397	2,213	10,331
Disposals	—	(3,682)	(1,191)	(779)	(5,652)
Transfers	4,099	6,673	(1,249)	(8,296)	1,227
Currency Translation	183	598	103	4	888
At December 31, 2021	47,161	103,268	20,207	1,781	172,417
Additions	773	3,555	2,871	17,280	24,479
Acquired from business combinations	—	62	155	—	217
Disposals	(18)	(4,227)	(1,293)	(38)	(5,576)
Transfers	5	3,167	(329)	(3,060)	(217)
Currency Translation	38	52	8	(8)	90
At December 31, 2022	47,959	105,877	21,619	15,955	191,410

Depreciation
At January 1, 2020	(6,839)	(38,540)	(11,060)	—	(56,439)
Depreciation charge for the year	(1,223)	(10,205)	(3,504)	—	(14,932)
Disposals	—	2,632	1,518	—	4,150
Transfers	(11)	(3,961)	3,810	—	(162)
Currency Translation	66	872	85	—	1,023
At December 31, 2020	(8,007)	(49,202)	(9,151)	—	(66,360)
Depreciation charge for the year	(1,344)	(10,590)	(3,640)	—	(15,574)
Disposals	—	3,594	1,166	—	4,760
Transfers	(143)	(1,595)	515	—	(1,223)
Currency Translation	(92)	(380)	(41)	—	(513)
At December 31, 2021	(9,586)	(58,173)	(11,151)	—	(78,910)
Depreciation charge for the year	(1,416)	(10,222)	(3,302)	—	(14,940)
Disposals	—	3,898	1,203	—	5,101
Transfers	—	—	—	—	—
Currency Translation	(43)	27	51	—	35
At December 31, 2022	(11,045)	(64,470)	(13,199)	—	(88,714)

Net book value
At December 31, 2022	36,914	41,407	8,420	15,955	102,696
At December 31, 2021	37,575	45,095	9,056	1,781	93,507
At December 31, 2020	34,410	45,218	10,996	8,639	99,263
At January 1, 2020	36,054	50,538	10,586	4,414	101,592

Schedule of carrying value of right-of-use assets

in 000€	Buildings	Vehicles	Equipment	Total
Acquisition value
At January 1, 2021	7,574	4,555	8,018	20,147
Additions	1,624	710	62	2,396
Disposals	(1,022)	(268)	(281)	(1,571)
Currency Translation	96	3	3	102
Transfers	(151)	(112)	(605)	(868)
At December 31, 2021	8,121	4,888	7,197	20,206
Additions	1,934	877	60	2,871
Acquired from business combinations	155	—	—	155
Disposals	(546)	(680)	(65)	(1,291)
Currency Translation	11	2	(5)	8
Transfers	(284)	(407)	(782)	(1,473)
At December 31, 2022	9,391	4,680	6,405	20,476
Depreciation
At January 1, 2021	(2,657)	(1,891)	(4,603)	(9,151)
Depreciation charge for the year	(1,794)	(1,236)	(610)	(3,640)
Disposals	639	257	270	1,166
Currency Translation	(41)	(2)	2	(41)
Transfers	151	74	289	514
At December 31, 2021	(3,702)	(2,798)	(4,652)	(11,152)
Depreciation charge for the year	(1,663)	(1,188)	(455)	(3,306)
Disposals	467	671	65	1,203
Currency Translation	47	(2)	6	51
Transfers	283	407	458	1,148
At December 31, 2022	(4,569)	(2,909)	(4,578)	(12,055)
Net book value
At December 31, 2022	4,822	1,771	1,827	8,420
At January 1, 2022	4,419	2,090	2,545	9,054

Schedule of amounts related to leases recognized in profit & loss

(in 000€)	2022
Depreciation expense	(3,306)
Interest expense on lease liabilities	304
Expenses related to short-term leases/ low-value assets/ variable lease payments	645

Schedule of potential future cash flows beyond the period

(in 000€)	2022
Potential (non-discounted) cash flows for terminations options that are not reasonably certain to be exercised:	1,430
Potential (non-discounted) cash flows for extensions options that are reasonably certain to be exercised	1,571